CONTRACTUAL OBLIGATIONS AND RIGHTS - Schedule of Contractual Rights (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	$ 61.9	$ 2.1	$ 21.6
Charter hire income for vessels on time charter	43.8	64.7	90.7
Less than one year
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	37.8	2.1	21.6
Due between one and two years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	24.1	0.0	0.0
Due between two and three years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Due between three and four years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Due between four and five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Due in more than five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Vessel
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	61.9	2.1	21.6
Vessel | Less than one year
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	37.8	2.1	21.6
Vessel | Due between one and two years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	24.1	0.0	0.0
Vessel | Due between two and three years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Vessel | Due between three and four years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Vessel | Due between four and five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	0.0	0.0	0.0
Vessel | Due in more than five years
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	$ 0.0	$ 0.0	$ 0.0